UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2015

Date of reporting period: June 30, 2014

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Defensive Strategy Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 44.0%
SEI Daily Income Trust
Short-Duration Government Fund, Class A	914,369	$9,610
SEI Daily Income Trust
Ultra Short Duration Bond Fund, Class A	140,001	1,310
SEI Institutional Managed Trust
Enhanced Income Fund, Class A	228,378	1,747
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	165,096	1,311
SEI Institutional Managed Trust
Real Return Fund, Class A	254,687	2,621
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	252,791	2,622

Total Fixed Income Funds (Cost $18,689) ($ Thousands)		19,221

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust
Multi-Asset Capital Stability Fund, Class A*	853,117	8,736
SEI Institutional Managed Trust
Multi-Asset Income Fund, Class A	203,159	2,184
SEI Institutional Managed Trust
Multi-Asset Inflation Managed Fund, Class A*	225,863	2,179

Total Multi-Asset Funds (Cost $12,782) ($ Thousands)		13,099

Equity Funds — 6.0%
SEI Institutional Managed Trust
Global Managed Volatility Fund, Class A	116,272	1,310
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	74,848	1,311

Total Equity Funds (Cost $1,685) ($ Thousands)		2,621

Money Market Fund (A) — 20.0%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A
0.010%	8,735,400	8,735

Total Money Market Fund (Cost $8,735) ($ Thousands)		8,735

Total Investments — 100.0% (Cost $41,891) ($ Thousands)†		$43,676

Percentages are based on Net Assets of $43,661 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
7/31/14	Brown Brothers Harriman	EUR	642	USD	874	$(5)

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of June 30, 2014.

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of June 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$43,676	$—	$—	$43,676

Total Investments in Securities	$43,676	$—	$—	$43,676

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(5)	$—	$(5)

Total Other Financial Instruments	$—	$(5)	$—	$(5)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

†	At June 30, 2014 the tax basis cost of the Fund’s investments was $42,001 ($ Thousands), and the unrealized appreciation and depreciation were $1,732 ($Thousands) and $(57) ($ Thousands), respectively.

As of June 30, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Defensive Strategy Allocation Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 60.0%
SEI Institutional Managed Trust
Real Estate Fund, Class A	104,907	$1,862
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	212,586	3,722

Total Equity Funds (Cost $3,077) ($ Thousands)		5,584

Fixed Income Fund — 40.0%
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	468,095	3,717

Total Fixed Income Fund (Cost $3,494) ($ Thousands)		3,717

Total Investments — 100.0% (Cost $6,571) ($ Thousands)†		$9,301

Percentages are based on Net Assets of $9,299 ($ Thousands).

†	At June 30, 2014 the tax basis cost of the Fund’s investments was $6,943 ($ Thousands), and the unrealized appreciation was $2,358 ($Thousands).

As of June 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As June 30, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

2	SEI Asset Allocation Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Conservative Strategy Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 43.0%
SEI Daily Income Trust
Short-Duration Government Fund, Class A	722,739	$7,596
SEI Daily Income Trust
Ultra Short Duration Bond Fund, Class A	676,103	6,328
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	235,837	2,533
SEI Institutional Managed Trust
Enhanced Income Fund, Class A	1,654,513	12,657
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	957,099	7,599
SEI Institutional Managed Trust
Real Return Fund, Class A	738,108	7,595
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	977,483	10,137

Total Fixed Income Funds (Cost $52,668) ($ Thousands)		54,445

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust
Multi-Asset Capital Stability Fund, Class A*	1,854,764	18,993
SEI Institutional Managed Trust
Multi-Asset Income Fund, Class A	824,228	8,860
SEI Institutional Managed Trust
Multi-Asset Inflation Managed Fund, Class A*	1,046,816	10,102

Total Multi-Asset Funds (Cost $37,043) ($ Thousands)		37,955

Equity Funds — 17.0%
SEI Institutional Managed Trust
Global Managed Volatility Fund, Class A	1,009,109	11,373
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	578,466	10,129

Total Equity Funds (Cost $13,938) ($ Thousands)		21,502

Money Market Fund (A) — 10.0%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A
0.010%	12,651,348	12,651

Total Money Market Fund (Cost $12,651) ($ Thousands)		12,651

Total Investments — 100.0% (Cost $116,300) ($ Thousands)†		$126,553

Percentages are based on Net Assets of $126,504 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
7/31/14	Brown Brothers Harriman	EUR	1,861	USD	2,534	$(13)

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of June 30, 2014.

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of June 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$126,553	$—	$—	$126,553

Total Investments in Securities	$126,553	$—	$—	$126,553

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(13)	$—	$(13)

Total Other Financial Instruments	$—	$(13)	$—	$(13)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

†	At June 30, 2014 the tax basis cost of the Fund’s investments was $116,723 ($ Thousands), and the unrealized appreciation and depreciation were $10,069 ($ Thousands) and $(239) ($ Thousands), respectively.

As of June 30, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Asset Allocation Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Conservative Strategy Allocation Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 67.0%
SEI Institutional Managed Trust
Real Estate Fund, Class A	523,904	$9,300
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	1,086,309	19,021

Total Equity Funds (Cost $16,773) ($ Thousands)		28,321

Fixed Income Fund — 33.0%
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	1,756,793	13,949

Total Fixed Income Fund (Cost $10,868) ($ Thousands)		13,949

Total Investments — 100.0% (Cost $27,641) ($ Thousands)†		$42,270

Percentages are based on Net Assets of $42,273 ($ Thousands).

†	At June 30, 2014 the tax basis cost of the Fund’s investments was $27,785 ($Thousands), and the unrealized appreciation was $14,485 ($Thousands).

As of June 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As of June 30, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Asset Allocation Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Moderate Strategy Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 38.0%
SEI Daily Income Trust
Short-Duration Government Fund, Class A	1,030,689	$10,833
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	1,009,912	10,846
SEI Institutional Managed Trust
Enhanced Income Fund, Class A	2,475,579	18,938
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	2,733,441	21,704
SEI Institutional Managed Trust
Real Return Fund, Class A	1,578,263	16,240
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	2,354,753	24,419

Total Fixed Income Funds (Cost $99,438) ($ Thousands)		102,980

Multi-Asset Funds — 35.0%
SEI Institutional Managed Trust
Multi-Asset Accumulation Fund, Class A	2,430,904	27,129
SEI Institutional Managed Trust
Multi-Asset Capital Stability Fund, Class A*	2,645,210	27,087
SEI Institutional Managed Trust
Multi-Asset Income Fund, Class A	1,258,855	13,533
SEI Institutional Managed Trust
Multi-Asset Inflation Managed Fund, Class A*	2,798,164	27,002

Total Multi-Asset Funds (Cost $91,693) ($ Thousands)		94,751

Equity Funds — 27.0%
SEI Institutional Managed Trust
Global Managed Volatility Fund, Class A	3,355,089	37,812
SEI Institutional Managed Trust
Large Cap Fund, Class A	534,764	8,123
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	1,546,872	27,085

Total Equity Funds (Cost $48,984) ($ Thousands)		73,020

Total Investments — 100.0% (Cost $240,115) ($ Thousands)†		$270,751

Percentages are based on Net Assets of $270,629 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
7/31/14	Brown Brothers Harriman	EUR	7,951	USD	10,830	$(57)

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-Income Producing Fund.

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of June 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$270,751	$—	$—	$270,751

Total Investments in Securities	$270,751	$—	$—	$270,751

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(57)	$—	$(57)

Total Other Financial Instruments	$—	$(57)	$—	$(57)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

†	At June 30, 2014 the tax basis cost of the Fund’s investments was $245,496 ($ Thousands), and the unrealized appreciation and depreciation were $26,411 ($Thousands) and $(1,156) ($ Thousands), respectively.

As of June 30, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5	SEI Asset Allocation Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Moderate Strategy Allocation Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 82.0%
SEI Institutional International Trust
International Equity Fund, Class A	712,995	$7,494
SEI Institutional Managed Trust
Real Estate Fund, Class A	421,958	7,490
SEI Institutional Managed Trust
Tax-Managed Large Cap Fund, Class A	763,838	14,986
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	2,187,346	38,300

Total Equity Funds (Cost $41,072) ($ Thousands)		68,270

Fixed Income Fund — 18.0%
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	1,887,607	14,988

Total Fixed Income Fund (Cost $14,000) ($ Thousands)		14,988

Total Investments — 100.0% (Cost $55,072) ($ Thousands)†		$83,258

Percentages are based on Net Assets of $83,238 ($ Thousands).

†	At June 30, 2014 the tax basis cost of the Fund’s investments was $56,274 ($ Thousands), and the unrealized appreciation was $26,984 ($Thousands).

As of June 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As of June 30, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Asset Allocation Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Aggressive Strategy Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

Equity Funds — 64.0%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	2,010,010	$22,713
SEI Institutional International Trust
International Equity Fund, Class A	4,906,113	51,563
SEI Institutional Managed Trust
Large Cap Fund, Class A	7,460,097	113,319
SEI Institutional Managed Trust
Small Cap Fund, Class A	1,413,500	19,619

Total Equity Funds (Cost $144,898) ($ Thousands)		207,214

Multi-Asset Fund — 20.1%
SEI Institutional Managed Trust
Multi-Asset Accumulation Fund, Class A	5,808,847	64,827

Total Multi-Asset Fund (Cost $58,158) ($ Thousands)		64,827

Fixed Income Funds — 16.0%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	2,414,964	25,937
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	3,266,741	25,938

Total Fixed Income Funds (Cost $41,902) ($ Thousands)		51,875

Total Investments — 100.1% (Cost $244,958) ($ Thousands)†		$323,916

Percentages are based on Net Assets of $323,734 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
7/31/14	Brown Brothers Harriman	EUR	11,907	USD	16,218	$(85)

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of June 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$323,916	$—	$—	$323,916

Total Investments in Securities	$323,916	$—	$—	$323,916

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts*	$—	$(85)	$—	$(85)

Total Other Financial Instruments	$—	$(85)	$—	$(85)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

†	At June 30, 2014 the tax basis cost of the Fund’s investments was $246,118 ($ Thousands), and the unrealized appreciation was $77,798 ($Thousands).

As of June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

7	SEI Asset Allocation Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Aggressive Strategy Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	111,586	$1,261
SEI Institutional International Trust
International Equity Fund, Class A	959,052	10,080
SEI Institutional Managed Trust
Tax-Managed Large Cap Fund, Class A*	1,799,158	35,299
SEI Institutional Managed Trust
Tax-Managed Small/Mid Cap Fund, Class A	478,122	8,917

Total Equity Funds (Cost $28,603) ($ Thousands)		55,557

Fixed Income Funds — 12.0%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	234,419	2,517
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	635,477	5,046

Total Fixed Income Funds (Cost $6,252) ($ Thousands)		7,563

Total Investments — 100.0% (Cost $34,855) ($ Thousands)†		$63,120

Percentages are based on Net Assets of $63,106 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call
1-800-DIAL-SEI.

†	At June 30, 2014 the tax basis cost of the Fund’s investments was $34,948 ($Thousands), and the unrealized appreciation was $28,172 ($Thousands).

As of June 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As of June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

8	SEI Asset Allocation Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Market Strategy Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 36.0%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	780,149	$8,379
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	1,355,899	10,766
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	2,311,529	23,970

Total Fixed Income Funds (Cost $40,417) ($ Thousands)		43,115

Multi-Asset Funds — 33.0%
SEI Institutional Managed Trust
Multi-Asset Accumulation Fund, Class A	2,148,011	23,972
SEI Institutional Managed Trust
Multi-Asset Income Fund, Class A	333,122	3,581
SEI Institutional Managed Trust
Multi-Asset Inflation Managed Fund, Class A*	1,233,837	11,907

Total Multi-Asset Funds (Cost $37,065) ($ Thousands)		39,460

Equity Funds — 31.0%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	319,032	3,605
SEI Institutional International Trust
International Equity Fund, Class A	907,440	9,537
SEI Institutional Managed Trust
Large Cap Fund, Class A	1,337,537	20,317
SEI Institutional Managed Trust
Small Cap Fund, Class A	260,356	3,614

Total Equity Funds (Cost $26,842) ($ Thousands)		37,073

Total Investments — 100.0% (Cost $104,324) ($ Thousands)†		$119,648

Percentages are based on Net Assets of $119,595 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
7/31/14	Brown Brothers Harriman	EUR	3,513	USD	4,785	$(25)

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-Income Producing Fund.

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of June 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$119,648	$—	$—	$119,648

Total Investments in Securities	$119,648	$—	$—	$119,648

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *	$—	$(25)	$—	$(25)

Total Other Financial Instruments	$—	$(25)	$—	$(25)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

†	At June 30, 2014, the tax basis cost of the Fund’s investments was $104,463 ($ Thousands), and the unrealized appreciation and depreciation were $15,480 ($ Thousands) and $(295) ($ Thousands), respectively.

As of June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

9	SEI Asset Allocation Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Market Strategy Allocation Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	42,968	$486
SEI Institutional International Trust
International Equity Fund, Class A	369,373	3,882
SEI Institutional Managed Trust
Tax-Managed Large Cap Fund, Class A*	690,025	13,538
SEI Institutional Managed Trust
Tax-Managed Small/Mid Cap Fund, Class A	182,128	3,397

Total Equity Funds (Cost $11,066) ($ Thousands)		21,303

Fixed Income Funds — 12.0%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	90,039	967
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	244,584	1,942

Total Fixed Income Funds (Cost $2,419) ($ Thousands)		2,909

Total Investments — 100.0% (Cost $13,485) ($ Thousands)†		$24,212

Percentages are based on Net Assets of $24,206 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call
1-800-DIAL-SEI.

†	At June 30, 2014 the tax basis cost of the Fund’s investments was $13,502 ($ Thousands), and the unrealized appreciation was $10,710 ($Thousands).

As of June 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As of June 30, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

10	SEI Asset Allocation Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Market Growth Strategy Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

Equity Funds — 44.0%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	1,711,967	$19,345
SEI Institutional International Trust
International Equity Fund, Class A	4,033,976	42,397
SEI Institutional Managed Trust
Large Cap Fund, Class A	6,110,420	92,817
SEI Institutional Managed Trust
Small Cap Fund, Class A	1,123,227	15,591

Total Equity Funds (Cost $118,385) ($ Thousands)		170,150

Multi-Asset Funds — 32.1%
SEI Institutional Managed Trust
Multi-Asset Accumulation Fund, Class A	6,951,325	77,577
SEI Institutional Managed Trust
Multi-Asset Income Fund, Class A	717,977	7,718
SEI Institutional Managed Trust
Multi-Asset Inflation Managed Fund, Class A*	3,993,633	38,539

Total Multi-Asset Funds (Cost $116,092) ($ Thousands)		123,834

Fixed Income Funds — 24.0%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	2,519,773	27,062
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	3,893,627	30,916
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	3,357,882	34,821

Total Fixed Income Funds (Cost $81,972) ($ Thousands)		92,799

Total Investments — 100.1% (Cost $316,449) ($ Thousands)†		$386,783

Percentages are based on Net Assets of $386,582 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
7/31/14	Brown Brothers Harriman	EUR	14,191	USD	19,329	$(101)

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-Income Producing Fund.

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of June 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$386,783	$—	$—	$386,783

Total Investments in Securities	$386,783	$—	$—	$386,783

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *	$—	$(101)	$—	$(101)

Total Other Financial Instruments	$—	$(101)	$—	$(101)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

†	At June 30, 2014 the tax basis cost of the Fund’s investments was $319,358 ($ Thousands), and the unrealized appreciation and depreciation were $68,190 ($Thousands) and $(765) ($ Thousands), respectively.

As of June 30, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

11	SEI Asset Allocation Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Market Growth Strategy Allocation Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	235,195	$2,658
SEI Institutional International Trust
International Equity Fund, Class A	2,011,547	21,141
SEI Institutional Managed Trust
Tax-Managed Large Cap Fund, Class A*	3,772,803	74,023
SEI Institutional Managed Trust
Tax-Managed Small/Mid Cap Fund, Class A	997,490	18,603

Total Equity Funds (Cost $60,588) ($ Thousands)		116,425

Fixed Income Funds — 12.0%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	493,428	5,299
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	1,334,277	10,594

Total Fixed Income Funds (Cost $14,205) ($ Thousands)		15,893

Total Investments — 100.0% (Cost $74,793) ($ Thousands)†		$132,318

Percentages are based on Net Assets of $132,288 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call
1- 800-DIAL-SEI.

†	At June 30, 2014 the tax basis cost of the Fund’s investments was $75,715 ($ Thousands), and the unrealized appreciation and depreciation were $56,605 ($Thousands) and $(2) ($ Thousands), respectively.

As of June 30, 2014 all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As of June 30, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

12	SEI Asset Allocation Trust / Quarterly Report / June 30, 2014

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/s/ Robert A. Nesher
Robert A. Nesher,
President & CEO

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher,
President & CEO

Date: August 28, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez,
Controller & CFO

Date: August 28, 2014